Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares, issued	11,932,000	10,000,000
Common stock, shares, outstanding	11,932,000	10,000,000